Trade receivables (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Trade receivables
Trade receivables, net	R$ 501,671	R$ 340,519
Gross amount
Trade receivables
(-) Expected credit losses	(653)	(1,059)
Trade receivables
Trade receivables
(-) Expected credit losses	(653)	(1,059)	R$ (692)
Trade receivables | Gross amount
Trade receivables
Trade receivables, net	502,324	341,578
Due from US market | Gross amount
Trade receivables
Trade receivables, net	304,693	226,154
Due from Brazil market | Gross amount
Trade receivables
Trade receivables, net	133,582	100,581
Due from other markets | Gross amount
Trade receivables
Trade receivables, net	R$ 64,049	R$ 14,843